Annual Total Returns[BarChart] - The Hartford Global Real Asset Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.65%)	3.70%	(3.96%)	(11.17%)	(16.78%)	19.42%	9.22%	(10.45%)	11.99%	(1.58%)